Taxes recoverable	12 Months Ended
Dec. 31, 2021
Taxes Recoverable
Taxes recoverable

10 Taxes recoverable

		2021	2020

Parent Company and subsidiaries in Brazil
IPI		521	1,435
Value-added tax on sales and services (ICMS)	(a)	291,424	293,193
ICMS - credits from PP&E		224,308	163,847
Social integration program (PIS) and social contribution on revenue (COFINS)		250,491	199
PIS and COFINS - credits from PP&E		447,476	353,928
REINTEGRA program		21,764	16,799
Federal tax credits	(b)	948,448	1,109,122
Other		88,684	40,234

Foreign subsidiaries
Value-added tax ("IVA")		348,021	277,175
Other		59,579	9,470
Total		2,680,716	2,265,402

Current assets		1,428,658	1,192,665
Non-current assets		1,252,058	1,072,737
Total		2,680,716	2,265,402

(a) ICMS

Accumulated ICMS credits over the past few years arise mainly from interstate acquisitions of electric power subject to tax substitution method and domestic sales subject to deferred taxation.

The Management has been prioritizing a series of actions to maximize the use of these credits and currently does not expect losses on the realization of cumulative balances.

(b) Federal tax credits

The main tax credit refers to the exclusion of ICMS from the PIS/COFINS calculation basis. The Company and its merged companies filed various lawsuits claiming recognition of the right to exclude ICMS from the calculation basis for PIS and COFINS and the consequent tax refund. The oldest period of the lawsuit dates back to 1991. The Company, assisted by specialized third-party consulting firm, proceeded with the measurement of these tax credits, basically considering the amount of ICMS stipulated on the sales invoices and other tax information on the ancillary obligations, grounded in the legal opinion.

During 2021, the final and unappealable decisions of proceedings originally filed by merged companies were certified, and the total of R$2,021,976 (2020: R$438,045; 2019: R$2,048,782) was recognized related to PIS and COFINS contributions overpaid, with R$1,031,099 recorded under “Other operating income (expenses)” (2020: R$310,557; 2019: R$1,904,206) and R$990,877 under financial income (2020: R$127,488; 2019: R$207,582).

Of the total tax credit recorded by the Company related to this topic, since 2019, R$4,302,376 already has been offset. As of December 31, 2021, the balance is R$789,420, of which R$787,676 was classified under current assets and R$1,744 under non-current assets (2020: R$1,002,605 under current).